Note 2 - Loans and Allowance for Credit Losses - Loan Portfolio by Risk Rating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022	$ 989,960	$ 689,579
2021	768,474	908,673
2020	392,689	612,659
2019	206,171	118,155
2018	114,765	92,229
Prior	276,420	74,643
Revolving loans	419,283	2,495,938
Loans, before allowance	3,153,609	2,483,914
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	3,167,762	2,495,938
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
2022	288,286
2021	262,990
2020	106,992
2019	62,177
2018	29,641
Prior	86,784
Revolving loans	18,100
Loans, before allowance	854,970
Current-period gross charge-offs, 2022	0
Current-period gross charge-offs, 2021	0
Current-period gross charge-offs, 2020	0
Current-period gross charge-offs, 2019	0
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	8
Current-period gross charge-offs, revolving loans	0
Current-period gross charge-offs, before allowance	8
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	854,970	689,579
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
2022	269,129
2021	246,265
2020	161,488
2019	107,908
2018	74,494
Prior	168,671
Revolving loans	36,342
Loans, before allowance	1,064,297
Current-period gross charge-offs, 2022	0
Current-period gross charge-offs, 2021	0
Current-period gross charge-offs, 2020	0
Current-period gross charge-offs, 2019	0
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	0
Current-period gross charge-offs, revolving loans	0
Current-period gross charge-offs, before allowance	0
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	1,064,297	908,673
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
2022	364,681
2021	237,051
2020	90,341
2019	9,648
2018	5,212
Prior	9,519
Revolving loans	163,076
Loans, before allowance	879,528
Current-period gross charge-offs, 2022	0
Current-period gross charge-offs, 2021	0
Current-period gross charge-offs, 2020	0
Current-period gross charge-offs, 2019	0
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	1
Current-period gross charge-offs, revolving loans	0
Current-period gross charge-offs, before allowance	1
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	879,528	612,659
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving loans	151,032
Loans, before allowance	151,032
Current-period gross charge-offs, 2022	0
Current-period gross charge-offs, 2021	0
Current-period gross charge-offs, 2020	0
Current-period gross charge-offs, 2019	0
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	0
Current-period gross charge-offs, revolving loans	0
Current-period gross charge-offs, before allowance	0
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	151,032	92,229
Commercial, Industrial and Agricultural Portfolio [Member]
2022	39,229
2021	10,856
2020	15,760
2019	20,441
2018	5,062
Prior	4,688
Revolving loans	28,567
Loans, before allowance	124,603
Current-period gross charge-offs, 2022	21
Current-period gross charge-offs, 2021	0
Current-period gross charge-offs, 2020	0
Current-period gross charge-offs, 2019	0
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	0
Current-period gross charge-offs, revolving loans	0
Current-period gross charge-offs, before allowance	21
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	124,603	118,155
Consumer Portfolio Segment [Member]
2022	28,635
2021	11,312
2020	18,108
2019	5,997
2018	356
Prior	6,758
Revolving loans	22,166
Loans, before allowance	93,332
Current-period gross charge-offs, 2022	66
Current-period gross charge-offs, 2021	74
Current-period gross charge-offs, 2020	41
Current-period gross charge-offs, 2019	1
Current-period gross charge-offs, 2018	0
Current-period gross charge-offs, prior	0
Current-period gross charge-offs, revolving loans	1,345
Current-period gross charge-offs, before allowance	1,527
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	93,332	74,643
Pass [Member]
2022	989,560	682,527
2021	767,981	908,409
2020	391,592	612,537
2019	205,976	118,058
2018	114,639	92,208
Prior	272,887	74,513
Revolving loans	418,751	2,488,252
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	3,161,386
Pass [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
2022	288,041
2021	262,690
2020	106,107
2019	61,984
2018	29,526
Prior	83,503
Revolving loans	17,751
Loans, before allowance	849,602
Pass [Member] | Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
2022	269,129
2021	246,265
2020	161,326
2019	107,908
2018	74,494
Prior	168,541
Revolving loans	36,342
Loans, before allowance	1,064,005
Pass [Member] | Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
2022	364,681
2021	237,051
2020	90,341
2019	9,648
2018	5,212
Prior	9,445
Revolving loans	163,076
Loans, before allowance	879,454
Pass [Member] | Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving loans	150,849
Loans, before allowance	150,849
Pass [Member] | Commercial, Industrial and Agricultural Portfolio [Member]
2022	39,222
2021	10,812
2020	15,743
2019	20,441
2018	5,062
Prior	4,641
Revolving loans	28,567
Loans, before allowance	124,488
Pass [Member] | Consumer Portfolio Segment [Member]
2022	28,487
2021	11,163
2020	18,075
2019	5,995
2018	345
Prior	6,757
Revolving loans	22,166
Loans, before allowance	92,988
Special Mention [Member]
2022	326	5,566
2021	474	0
2020	1,084	93
2019	64	96
2018	115	11
Prior	2,102	89
Revolving loans	416	5,855
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	4,581
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
2022	245
2021	300
2020	885
2019	62
2018	115
Prior	1,955
Revolving loans	349
Loans, before allowance	3,911
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
2022	0
2021	0
2020	162
2019	0
2018	0
Prior	40
Revolving loans	0
Loans, before allowance	202
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	60
Revolving loans	0
Loans, before allowance	60
Special Mention [Member] | Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving loans	67
Loans, before allowance	67
Special Mention [Member] | Commercial, Industrial and Agricultural Portfolio [Member]
2022	0
2021	44
2020	17
2019	0
2018	0
Prior	47
Revolving loans	0
Loans, before allowance	115
Special Mention [Member] | Consumer Portfolio Segment [Member]
2022	74
2021	130
2020	20
2019	2
2018	0
Prior	0
Revolving loans	0
Loans, before allowance	226
Substandard [Member]
2022	74	1,486
2021	19	264
2020	13	29
2019	131	1
2018	11	10
Prior	1,431	41
Revolving loans	116	$ 1,831
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	1,795
Substandard [Member] | Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
2022	0
2021	0
2020	0
2019	131
2018	0
Prior	1,326
Revolving loans	0
Loans, before allowance	1,457
Substandard [Member] | Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	90
Revolving loans	0
Loans, before allowance	90
Substandard [Member] | Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	14
Revolving loans	0
Loans, before allowance	14
Substandard [Member] | Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving loans	116
Loans, before allowance	116
Substandard [Member] | Commercial, Industrial and Agricultural Portfolio [Member]
2022	0
2021	0
2020	0
2019	0
2018	0
Prior	0
Revolving loans	0
Loans, before allowance	0
Substandard [Member] | Consumer Portfolio Segment [Member]
2022	74
2021	19
2020	13
2019	0
2018	11
Prior	1
Revolving loans	0
Loans, before allowance	$ 118